Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2020
Exploration and Evaluation Assets
Exploration and Evaluation Assets

6.Exploration and Evaluation Assets

At December 31, 2020 and December 31, 2019, the Corporation’s exploration and evaluation assets at the Stibnite Gold Project were as follows:

	December 31,		December 31,
	2019	Additions	2020
Acquisition Costs
Interest on notes payable	$116,546	$—	$116,546
Mineral claims	83,828,533	490,495	84,319,028
Royalty interest	1,026,750	—	1,026,750
Sale of royalty interest	(13,548,460)	—	(13,548,460)
Balance	$71,423,369	$490,495	$71,913,864

	December 31,		December 31,
	2018	Additions	2019
Acquisition Costs
Interest on notes payable	$116,546	$—	$116,546
Mineral claims	83,538,047	290,486	83,828,533
Royalty interest	1,026,750	—	1,026,750
Sale of royalty interest	(13,548,460)	—	(13,548,460)
Balance	$71,132,883	$290,486	$71,423,369

Summary

The Corporation’s subsidiaries acquired mineral rights to the Stibnite Gold Project through several transactions. All mineral rights held by the Corporation’s subsidiaries are held at 100% through patented and unpatented mineral and mill site claims, except the Cinnabar claims which are held under an option to purchase agreement, and all of the Stibnite Gold Project is subject to a 1.7% net smelter returns royalty.

Included in mineral claims are annual payments made under option agreements, where the Corporation is entitled to continue to make annual option payments or, ultimately, purchase certain properties. Annual payments due under option agreements during 2021 are $190,000.

MineralRights

Although the Corporation has taken steps to verify mineral rights to the properties in which it has an interest, in accordance with industry standards for properties in the exploration stage, these procedures do not guarantee the Corporation’s title and interests. Mineral title may be subject to unregistered prior agreements and noncompliance with regulatory requirements.